CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (5,412)	$ (17,347)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	47	95
Stock-based compensation expense	707	314
Change in fair value of Convertible Notes	(7,810)
Non-cash lease expense	35	51
Accretion of discounts on short-term investments	(141)	(194)
Interest accrued on Convertible Notes	651
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(1,717)	(2,869)
Accounts payable and accrued expenses	132	(1,008)
Operating lease liabilities	(49)	(82)
Net cash used in operating activities	(13,557)	(21,040)
Cash flows from investing activities:
Purchases of short-term investments	(31,486)
Maturities of short-term investments	11,053	22,468
Net cash used in investing activities	(20,433)	22,468
Cash flows from financing activities:
Cash acquired in connection with the Merger	24,992
Payments for Merger transaction costs	(2,392)
Proceeds from exercise of stock options	424	2
Net cash provided by financing activities	23,024	2
Net decrease in cash and cash equivalents	(10,966)	1,430
Cash and cash equivalents - beginning of period	31,614	21,489
Cash and cash equivalents - end of period	20,648	$ 22,919
Non-cash investing and financing activities
Merger transaction costs included in accounts payable	429
Conversion of redeemable convertible preferred stock to common stock	85,503
Conversion of Convertible Notes to common stock	$ 23,100